                              KEYCO BOND FUND, INC.
                        27777 FRANKLIN ROAD - SUITE 1850
                           SOUTHFIELD, MICHIGAN 48034
                                 (248) 353-0790


May 19, 2000




To Our Shareholders:

We are pleased to send you this Semi-Annual Report of Keyco Bond Fund, Inc. for the six-month period ended March 31, 2000.

Net investment income for the six months was $707,784 or $.56 per share compared with $722,094 or $.57 per share last year. The $14,310 decrease resulted from lower interest income. Interest income has been decreasing in recent years due to declining interest rates on replacement bonds purchased upon the maturity, call or sale of older bonds.

During the period, nine bonds were called or sold. The $1,227,476 proceeds from these dispositions were reinvested in bonds maturing in sixteen to nineteen years. Portfolio turnover for the six-month period was 4.9%.

The net asset value of the Fund was $25,988,061 or $20.51 per share at March 31, 2000, which was an increase of $44,088 or $.04 per share from September 30, 1999. This net increase is the amount by which undistributed income exceeded unrealized depreciation of investments and realized losses. As of March 31, 2000, the weighted average annual yield on the Fund's portfolio was 5.9% based on cost and 5.8% based on market value, and the weighted average maturity was
9.3 years.

In November 1999, the Board of Directors declared quarterly dividends which total $1.12 per share for the year ending September 30, 2000. Dividends of $.38 per share have been paid during the six months ended March 31, 2000. Dividends are paid quarterly on the first business day of November, February, May and August.

The Annual Meeting of Shareholders of Keyco Bond Fund, Inc. was held December 15, 1999. At the meeting, Gail A. Dishell, Mark E. Schlussel, David K. Page, Thomas E. Purther and Ellen T. Horing were elected Directors, and the selection of PricewaterhouseCoopers LLP as independent auditors was ratified and confirmed.

If you have any questions concerning the Fund or the attached information, please feel free to call me.

On behalf of the Board of Directors,



/s/ Joel D. Tauber
President

KEYCO BOND FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
as of March 31, 2000

                                                               ASSETS


Investments in securities, at fair value (cost $24,629,448)                                                 $25,393,696

Cash                                                                                                             83,441

Accrued interest receivable                                                                                     510,226

Other assets                                                                                                        698
                                                                                                           ------------

      Total assets                                                                                           25,988,061
                                                                                                           ------------

                                                             LIABILITIES

      Total liabilities                                                                                               0
                                                                                                           ------------

Net assets applicable to outstanding capital shares, equivalent to $20.51
      per share based on 1,267,258 shares of capital stock outstanding                                      $25,988,061
                                                                                                           ============


The accompanying notes are an integral part of the financial statements.





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


KEYCO BOND FUND, INC.
STATEMENT OF OPERATIONS
for the six months ended March 31, 2000

Interest income                                                                                              $ 741,513

Expenses:
    Legal and accounting                                                                     $  23,661
    Custodial fee                                                                                7,250
    Directors' fees                                                                              2,000
    Miscellaneous expense                                                                          818
                                                                                      ----------------

      Total expenses                                                                                            33,729
                                                                                                           -----------

      Net investment income                                                                                    707,784

Realized loss on investments:
    Proceeds from calls and sales                                                            1,227,476
    Cost of securities called or sold                                                        1,287,894
                                                                                      ----------------

    Realized loss on investments                                                                               (60,418)

Unrealized depreciation of investments:
    Investments held, March 31, 2000:
      At cost                                                                               24,629,448
      At fair value                                                                         25,393,696
                                                                                      ----------------

    Unrealized  appreciation, March 31, 2000                                                   764,248
      Less unrealized appreciation, September 30, 1999                                         885,968
                                                                                      ----------------

    Unrealized depreciation of investments                                                                    (121,720)
                                                                                                           -----------

  Increase in net assets resulting from operations                                                         $   525,646
                                                                                                           ===========


The accompanying notes are an integral part of the financial statements.



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


KEYCO BOND FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
for the six months ended March 31, 2000 and 1999



                                                                                         2000               1999

Net assets, beginning of period                                                         $25,943,973        $27,190,818
                                                                                   -----------------  -----------------

Changes in net assets from operations:
    Net investment income                                                                   707,784            722,094
    Realized gain (loss) on investments                                                     (60,418)            59,417
    Unrealized depreciation of investments                                                 (121,720)          (374,302)
                                                                                   -----------------  -----------------

      Increase in net assets from operations                                                525,646            407,209

Changes in net assets from capital transactions:
    Dividends declared from net investment income                                          (481,558)          (494,231)
                                                                                   -----------------  -----------------

      Net increase (decrease) in net assets                                                  44,088            (87,022)
                                                                                   -----------------  -----------------

      Net assets, end of period                                                         $25,988,061        $27,103,796
                                                                                   =================  =================


The accompanying notes are an integral part of the financial statements.



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


KEYCO BOND FUND, INC.
NOTES TO FINANCIAL STATEMENTS


  1.   SIGNIFICANT ACCOUNTING POLICIES:

       Keyco Bond Fund, Inc. (the "Fund") has registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management company. The Fund became qualified as a regulated investment company under the Internal Revenue Code on October 1, 1979. Management intends to distribute to the shareholders substantially all earnings from that date. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

       a. SECURITY VALUATION: The Fund has invested substantially all of its assets in long-term state and municipal debt obligations. Investments in these tax-exempt securities are stated at fair value. The fair value of the investments is provided by the Fund's custodian, who utilizes a matrix pricing system. The principal amount of each bond, as reflected in the schedule of portfolio investments, is due at maturity when the bond must be redeemed by the issuer.

       b. FEDERAL INCOME TAXES: It is the Fund's intention to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its income to its shareholders. Therefore, no federal income tax provision is recorded.

       c. OTHER: Security transactions are accounted for on a trade-date basis. Cost of securities sold is determined by specific identification. Distributions to shareholders are recorded when declared. Interest on investments is recorded as earned.

       d. ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.



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

NOTES TO FINANCIAL STATEMENTS, CONTINUED

2. NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL SHARES:

   Details of net assets applicable to outstanding capital shares are as follows:

     Capital stock, $.02 par value; authorized 3,000,000 shares;
        issued and outstanding, 1,267,258 shares at
        March 31, 2000                                                      $     25,345
     Additional paid-in capital                                                  730,733
     Retained earnings prior to July 1, 1979                                  24,093,500
     Accumulated undistributed net investment income                             494,177
     Accumulated undistributed net realized loss from
        securities transactions                                                 (119,942)
     Net unrealized appreciation of investments, March 31, 2000                  764,248
                                                                            ------------

        Net assets, March 31, 2000                                          $ 25,988,061
                                                                            ============




3. PURCHASES AND DISPOSITIONS OF SECURITIES:

   The cost of purchases and the proceeds from dispositions of securities, other than United States government obligations and short-term notes, aggregated $1,231,457 and $1,227,476, respectively.



4. PORTFOLIO MANAGER:

   The Fund does not retain the services of an investment advisor or a third-party portfolio manager. The Fund, acting through its officers and with the review provided by the Board, makes investment decisions internally.


5. RELATED PARTIES:

   Legal and accounting expenses incurred include $12,500 for accounting and administrative services provided by an entity owned by an officer of the Fund.





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


KEYCO BOND FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS
March 31, 2000


                        LONG-TERM STATE AND                                 PRINCIPAL                           FAIR
                       MUNICIPAL OBLIGATIONS                                  AMOUNT           COST             VALUE
---------------------------------------------------------------------  ---------------  --------------   --------------
Bay City, Michigan, Electric Utility Revenue, 6.6%, January 2012           $  500,000      $  494,900       $  518,495
Capac, Michigan, Community School District, 6.25%, July 2003                  100,000          96,920          102,319
Central Michigan University, 5.3%, October 2006                                70,000          66,345           70,809
Crosswell and Lexington, Michigan, Community Schools Building
      and Site, 6%, May 2016                                                  500,000         500,000          508,455
Dearborn, Michigan, School District, 6.7%, May 2000                           135,000         147,775          135,270
Dearborn, Michigan, Sewage Disposal System Revenue, 5.125%,
      April 2016                                                              110,000         101,748          106,329
Detroit, Michigan, FSA, Series A, 5%, April 2019                              640,000         601,811          578,784
Detroit, Michigan, Distributable State Aid, 5.2%, May 2007                    520,000         516,001          522,730
Detroit, Michigan, City School District, 4.95%, May 2005                      200,000         186,398          198,222
Detroit, Michigan, Sewage Disposal, Series A, 5.7%, July 2013                  20,000          21,345           20,889
Detroit, Michigan, Sewage Disposal, Series A, 5.7%, July 2013                  80,000          85,381           80,750
Detroit, Michigan, Sewage Disposal, Series B, 5.25%, July 2015                500,000         484,270          487,670
East Detroit, Michigan, School District, 4.9%, May 2016                       500,000         494,290          459,705
Grand Rapids, Michigan, Sanitary Sewer System, 6%, January 2012               500,000         500,000          521,265
Jackson County, Michigan, 5%, April 2006                                      300,000         277,173          299,538
Lansing, Michigan, School District, 6.8%, May 2004                            460,000         512,067          492,315
Lincoln, Michigan, Consolidated School District, 5%, May 2018                 170,000         170,000          158,670
Madison, Michigan, District Public Schools, 5.125%, May 2018                  750,000         711,555          703,297
Michigan Municipal Bond Authority Revenue, Local Government
      Wayne County, PJ-GRP 1213, 7.4%, December 2002                        1,075,000       1,065,497        1,145,746
Michigan Municipal Bond Authority Revenue, State Revolving Fund,
      6.5%, October 2010                                                      550,000         599,769          594,699
Michigan Municipal Bond Authority Revenue, State Revolving Fund,
      6.55%, October 2013                                                     100,000         109,445          106,048
Michigan Municipal Bond Authority Revenue, Local Government
      Loan Program, 6%, December 2013                                         130,000         134,940          133,211
Michigan Municipal Bond Authority Revenue, Local Government
      Loan Program, 5.375%, November 2017                                     150,000         154,161          145,270
Michigan Public Power Agency Revenue, Belle River, 5.25%,
      January 2018                                                            425,000         410,418          408,365
Michigan State Building Authority Revenue, 5.125%, October 2008               100,000          91,772           99,966
Michigan State Building Authority Revenue, Series I, 5.875%,
      October 2008                                                            400,000         428,888          417,896
Michigan State Building Revenue, Series I, 5.3%, October 2012                 500,000         418,505          497,745
Michigan State Building Authority Revenue, Series I, 5%, October 2014          40,000          40,000           38,561
Michigan State Housing Development Authority, Rental Housing
      Revenue, 5.375%, April 2004                                              70,000          71,537           71,042
Michigan State Housing Development Authority, Rental Housing
      Revenue, 5.6%, April 2006                                               500,000         489,640          511,575
Michigan State University Revenue, 6.125%, August 2010                      1,200,000       1,190,892        1,248,636
Michigan State Trunk Line, Series A, 5.75%, October 2012                      250,000         248,673          256,005
Pinckney, Michigan, Community Schools, Livingston and Washtenaw
      Counties, 5.5%, May 2004                                                300,000         268,500          306,105
Plymouth-Canton, Michigan, Community School District  5.5%, May 2013          100,000         104,191          100,170
Portage, Michigan, Public Schools, 5.7%, May 2012                             230,000         227,619          239,039
Saginaw Valley State University General Revenue, Michigan, 5.25%,
      July 2019                                                               610,000         569,478          571,344
South Lyon, Michigan, Community Schools,  6.25%, May 2014                      55,000          58,592           56,214





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




KEYCO BOND FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED


                        LONG-TERM STATE AND                                 PRINCIPAL                           FAIR
                       MUNICIPAL OBLIGATIONS                                  AMOUNT           COST             VALUE
---------------------------------------------------------------------  ---------------  --------------   --------------
Sturgis, Michigan, Government Hospital, 6.55%, October 2000                $  325,000      $  308,750       $  328,660
Sturgis, Michigan, Government Hospital, 6.6%, October 2001                    250,000         237,500          252,530
University of Michigan, Hospital Revenue, 7%, December 2021                    75,000          78,366           77,835
Wayland, Michigan, Unified School District, 5.125%, May 2017                1,025,000         976,231          968,615
Wayne County, Michigan, Airport Revenue, Series B, 5.25%,
      December 2015                                                           135,000         136,832          130,104
West Bloomfield, Michigan, School District, 5%, May 2006                      100,000          92,357          100,048
Wyandotte, Michigan, Downtown Development, 6.25%,
      December 2008                                                           750,000         727,440          810,293
Alaska State Housing Finance Corporation, 6.1%, June 2007                     120,000         120,000          125,112
Alaska State Housing Finance Corporation, 6.2%, June 2008                     220,000         220,000          230,045
District of Columbia, MBIA, Series B, 6.3%, June 2007                         250,000         263,922          262,703
Gainesville, Florida, Utilities System Revenue, 6.5%, October 2014            750,000         724,900          754,717
Honolulu, Hawaii, New Public Housing Authority, 5.75%, August 2008            290,000         258,381          296,354
Honolulu, Hawaii, New Public Housing Authority, 5.75%, August 2009            700,000         622,804          715,239
Maryland State Health and Higher Educational Facilities Authority
      Revenue Johns Hopkins Hospital Redevelopment Issue,
      6.625%, July 2008                                                       455,000         455,000          477,764
Mercer County, New Jersey, Improvement Authority Revenue,
      State Justice Complex, 6.4%, January 2018                               500,000         463,270          546,945
Akron, New York, Central School District, 5.9%, June 2014                     100,000         108,776          103,350
Metropolitan Transportation Authority, New York, Commuter
      Facilities Revenue, 5.25%, July 2017                                    310,000         299,541          295,433
Monroe County, New York, Water Improvement, 5.5%, December 2008               610,000         589,034          619,974
New York, New York, City Municipal Assistance Corporation, 6%,
      July 2008                                                               750,000         755,625          765,203
New York, New York, City Municipal Water Finance Authority,
      Water-Sewer System Revenue, 6.75%, June 2016                            200,000         206,384          207,604
New York, New York, City Municipal Water Finance Authority,
      Water-Sewer System Revenue, 6.75%, June 2016                            200,000         206,384          205,910
New York State Refunding, 6.1%, November 2008                                 500,000         500,000          521,100
Ohio State Building Authority, State Transportation Facilities, 7%,
      September 2003                                                          350,000         389,162          360,916
Erie County, Hospital Authority PA Revenue, Erie County Geriatric
      Center, U. S. Treasury, 6.25%, July 2011                                880,000         874,333          897,714
Puerto Rico Commonwealth Highway and Transportation Authority
      Highway Revenue, 6.25%, July 2012                                       500,000         544,085          544,235
Puerto Rico Industrial, Tourist, Educational, Medical and
      Environmental Control Facilities Financing Authority, 1998
      Series A, 5.375%, October 2013                                          435,000         454,144          436,214
Puerto Rico Public Finance Corporation Commonwealth
      Appropriation, 5.375%, June 2017                                        565,000         560,231          551,655
Met. Government Nashville and Davidson County, Tennessee,
      Health and Educational Facilities Board Revenue, Meharry
      Medical College-HEW, collateralized, 7.875%, December 2004              155,000         152,059          164,687
Austin, Texas, Utility System Revenue, 6%, April 2006                         500,000         474,565          526,970
Sherman, Texas, New Public Housing Authority, 5.75%, March 2006               200,000         178,876          202,618
                                                                       ---------------  --------------   --------------

      Total investments                                                   $25,040,000     $24,629,448      $25,393,696
                                                                       ===============  ==============   ==============






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





KEYCO BOND FUND, INC.
FINANCIAL HIGHLIGHTS


Contained below are per share operating performance data for a share outstanding, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.




                                                           SIX MONTHS
                                                              ENDED                YEARS ENDED SEPTEMBER 30,
                                                             3/31/00      ----------------------------------------------
                                                           (UNAUDITED)        1999        1998        1997        1996
                                                           -------------  ----------  ----------  ----------  ----------
PER SHARE OPERATING PERFORMANCE:
    Net asset value, beginning of period                     $ 20.47        $ 21.46     $ 21.40     $ 21.14     $ 21.18

    Net investment income                                       0.56           1.13        1.18        1.22        1.24

    Net realized and unrealized gain (loss) on investments     (0.14)         (0.98)       0.21        0.28       (0.02)
                                                           ----------     ----------  ----------  ----------  ----------

      Total from investment operations                          0.42           0.15        1.39        1.50        1.22
                                                           ----------     ----------  ----------  ----------  ----------

      Less distributions from:
        Net investment income                                  (0.38)         (1.14)      (1.21)      (1.23)      (1.24)
        Net realized gain on investments                           -              -       (0.12)      (0.01)      (0.02)
                                                           ----------     ----------  ----------  ----------  ----------

      Total distributions                                      (0.38)         (1.14)      (1.33)      (1.24)      (1.26)
                                                           ----------     ----------  ----------  ----------  ----------

    Net asset value, end of period                           $ 20.51        $ 20.47     $ 21.46     $ 21.40     $ 21.14
                                                           ==========     ==========  ==========  ==========  ==========


TOTAL  RETURN PER SHARE NET ASSET VALUE (a)                     2.0% (c)       0.7%        6.5%        7.1%        5.8%

RATIOS AND SUPPLEMENTAL DATA:
    Net assets, end of period (in 000s)                     $ 25,988       $ 25,944    $ 27,191    $ 27,123    $ 26,796

    Ratio of net investment income to average net assets        5.5% (b)       5.4%        5.5%        5.8%        5.8%

    Ratio of expenses to average net assets                     0.3% (b)       0.2%        0.2%        0.2%        0.2%

    Portfolio turnover rate                                     4.9% (c)      21.6%       13.8%        3.5%        9.2%


(a) Total investment return based on per share net asset value reflects the percent return calculated on beginning of period net asset value and assumes dividends and capital gain distributions were not reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund.

(b)   Annualized

(c)   Not annualized






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